Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Sales and others	₩ 3,519,841	₩ 4,205,596	₩ 5,436,726
Dividend income	7,502	5,272	8,639
Purchase of raw material and others	424,816	555,463	637,355
Acquisition of property, plant and equipment	1,100,734	1,694,360	1,424,647
Outsourcing fees	73,323	71,403	90,789
Other costs	299,759	265,568	188,824
Trade accounts and notes receivable and others	597,120	564,887
Trade accounts and notes payable and others	291,357	682,311
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	2,639	1,112	15,813
Dividend income	7,502	5,272	8,639
Purchase of raw material and others	357,246	371,130	389,303
Acquisition of property, plant and equipment	147,896	201,303	157,518
Outsourcing fees	73,323	71,403	90,789
Other costs	9,577	9,747	10,124
Trade accounts and notes receivable and others		2,000
Trade accounts and notes payable and others	93,267	101,279
Associates [Member] | New Optics Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			1
Outsourcing fees			4
Other costs			6
Associates [Member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	180	30
Purchase of raw material and others	1,024	1,608	1,862
Acquisition of property, plant and equipment	45,580	58,111	66,548
Other costs	297	896	2,259
Trade accounts and notes receivable and others		2,000
Trade accounts and notes payable and others		30,179
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	2,639
Dividend income	265	530	530
Outsourcing fees	73,323	71,403	90,785
Other costs	891	905	720
Trade accounts and notes payable and others	1,029	4,382
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	6,057	4,172	8,109
Purchase of raw material and others	342,958	364,183	380,815
Other costs	4,416	4,411	4,225
Trade accounts and notes payable and others	62,853	60,566
Associates [Member] | Shinbo Electric Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			15,812
Other costs			21
Associates [Member] | Narenanotech corporation [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others			279
Acquisition of property, plant and equipment			21,727
Other costs			244
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	6,441	58
Other costs	5	144	175
Trade accounts and notes payable and others	1,888	7
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	1,000
Purchase of raw material and others	6,764	5,281	6,347
Acquisition of property, plant and equipment	102,316	143,192	69,243
Other costs	3,655	3,391	2,474
Trade accounts and notes payable and others	27,489	6,145
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	59
Other costs	313
Trade accounts and notes payable and others	8
Associates [Member] | LB Gemini new growth fund no.16 [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,112
Dividend income		540
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	947,409	1,215,153	1,689,381
Purchase of raw material and others	13,240	36,522	47,898
Acquisition of property, plant and equipment	815,629	1,041,563	906,427
Other costs	153,212	127,775	109,865
Trade accounts and notes receivable and others	209,939	247,679
Trade accounts and notes payable and others	157,713	430,677
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	2,569,793	2,989,331	3,731,532
Purchase of raw material and others	54,330	147,811	200,154
Acquisition of property, plant and equipment	137,209	451,494	360,702
Other costs	136,970	128,046	68,835
Trade accounts and notes receivable and others	387,181	315,208
Trade accounts and notes payable and others	40,377	150,355
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	87,116	71,798	71,597
Other costs	194	103	163
Trade accounts and notes receivable and others	6,113	9,047
Trade accounts and notes payable and others		29
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	277,743	173,051	205,934
Acquisition of property, plant and equipment	3,019	4,541	8,892
Other costs	924	166	198
Trade accounts and notes receivable and others	47,740	25,544
Trade accounts and notes payable and others	75
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	297,033	223,524	300,785
Acquisition of property, plant and equipment	31	424	245
Other costs	486	1,528	379
Trade accounts and notes receivable and others	55,343	43,463
Trade accounts and notes payable and others	49	139
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	100,894	106,631	103,479
Other costs	1,972	2,673	963
Trade accounts and notes receivable and others	17,600	22,570
Trade accounts and notes payable and others	83	90
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	145,546	192,775	228,821
Other costs	289	350	430
Trade accounts and notes receivable and others	14,805	15,608
Trade accounts and notes payable and others	26	62
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	7,572	29,267	14,836
Purchase of raw material and others	53,886	147,453	199,896
Other costs	79,162	39,136	5,692
Trade accounts and notes receivable and others	267	2,885
Trade accounts and notes payable and others	36,426	47,382
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	22,563	37,738	77,787
Trade accounts and notes receivable and others	7,221	3,530
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Inspur LG Digital Mobile Communications Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	41,858	131,970	230,832
Other costs		1
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicalli, S.A. DE C.V [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			319,772
Other costs			186
Trade accounts and notes receivable and others	11,195	15,305
Trade accounts and notes payable and others	17
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	618,715	740,784	847,565
Other costs	1,967	631	985
Trade accounts and notes receivable and others	124,390	70,236
Trade accounts and notes payable and others	75	33
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		12,746	13,693
Other costs		330	164
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Hitachi Water Solutions Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		9,100
Acquisition of property, plant and equipment	79,986	304,365	318,978
Other costs		8,980	1,532
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	722,194	1,030,414	1,287,340
Other costs	1,155	2,021	1,926
Trade accounts and notes receivable and others	82,927	69,189
Trade accounts and notes payable and others	62	134
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Almaty Kazakhstan [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		3,759	14,079
Other costs		42	53
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Air-Conditioning (Shandong) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	444	330	255
Acquisition of property, plant and equipment	14,527	26,871	3,744
Other costs	88	7,264	2,621
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	47
Acquisition of property, plant and equipment	7,264	22,378	6,991
Other costs	21,576	29,215	34,432
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech (Tianjin) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	32,335	92,900	21,838
Other costs	15,423	23,880	11,822
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics S.A. Pty Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		7,244	14,155
Other costs		20	25
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	114,520	187,844
Other costs	85	210
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	97,359	25,491
Other costs	241	16
Trade accounts and notes receivable and others	9,432	10,296
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Alabama Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	12,869
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	14
Other costs	6,236
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	11,200
Other costs	176
Trade accounts and notes receivable and others	7,696
Trade accounts and notes payable and others	16
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	12,564	5,195	857
Purchase of raw material and others		28	3
Acquisition of property, plant and equipment	33	15	14
Other costs	6,996	11,480	₩ 7,264
Trade accounts and notes receivable and others	2,452	27,535
Trade accounts and notes payable and others	₩ 3,548	₩ 102,486